PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

									Consolidated
	Ref.	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress (*)	Right of use	Other (**)	Total
Balance at December 31, 2023		525,307	4,532,319	17,419,522	45,917	4,425,130	674,786	304,477	27,927,458
Cost		525,307	9,110,694	39,597,174	297,916	4,425,130	1,126,977	860,818	55,944,016
Accumulated depreciation			(4,578,375)	(22,177,652)	(251,999)		(452,191)	(556,341)	(28,016,558)
Balance at December 31, 2023		525,307	4,532,319	17,419,522	45,917	4,425,130	674,786	304,477	27,927,458
Effect of foreign exchange differences		9,943	14,711	209,148	2,991	(93,527)	14,627	916	158,809
Acquisitions		1,105	19,464	147,439	9,562	5,313,404	14,117	32,533	5,537,624
Capitalized interest	30					206,764			206,764
Write-offs	29			(22,978)	(19)	(37,463)	(855)	(204)	(61,519)
Depreciation	28		(290,195)	(2,981,703)	(11,689)		(231,394)	(54,260)	(3,569,241)
Transfers to other asset categories		57,087	464,518	3,197,335	58,293	(3,839,459)		62,226
Transfer between groups - intangible assets and investment property		(726)				(73,625)		(838)	(75,189)
Right of use - Remeasurement							285,533		285,533
Others			31,695	303		(19,888)		3,674	15,784
Balance at December 31, 2024		592,716	4,772,512	17,969,066	105,055	5,881,336	756,814	348,524	30,426,023
Cost		592,716	9,664,220	43,110,825	372,094	5,881,336	1,269,089	922,119	61,812,399
Accumulated depreciation			(4,891,708)	(25,141,759)	(267,039)		(512,275)	(573,595)	(31,386,376)
Balance at December 31, 2024		592,716	4,772,512	17,969,066	105,055	5,881,336	756,814	348,524	30,426,023
Effect of foreign exchange differences		8,772	(1,184)	(5,886)	(2,682)	14,549	(4,027)	(3,788)	5,754
Acquisitions		11,171	36,813	379,302	11,464	5,296,362	72,305	197,808	6,005,225
Capitalized interest	30					403,302			403,302
Write-offs	29		(6,141)	(69,999)	(16)	(14,714)	(10,707)	(903)	(102,480)
Depreciation	28		(347,648)	(3,184,112)	(19,799)		(283,840)	(120,756)	(3,956,155)
Transfers to other asset categories		6,952	274,578	3,308,081	(4,646)	(3,589,738)		4,773
Transfer between groups - intangible assets, investment property and inventory (1)				(34,100)		(45,190)		(34,122)	(113,412)
Right of use - Remeasurement							244,543		244,543
Acquisition of stakes in subsidiaries	3	9,414	144,879	94,773	1,676	1,550	183,929	582,251	1,018,472
Others				(207)				(11,895)	(12,102)
Balance at December 31, 2025		629,025	4,873,809	18,456,918	91,052	7,947,457	959,016	961,892	33,919,169
Cost		629,025	10,287,766	43,130,128	385,341	7,947,457	1,711,164	1,923,505	66,014,386
Accumulated depreciation			(5,413,957)	(24,673,210)	(294,289)		(752,148)	(961,613)	(32,095,217)
Balance at December 31, 2025		629,025	4,873,809	18,456,918	91,052	7,947,457	959,016	961,892	33,919,169
(*)	Highlights of project advancements include: (i) business expansion, mainly port expansion in Itaguaí and Casa de Pedra, Itabirito project and tailings recovery (ii) new integrated cement plant projects and (iii) comprehensive overhaul of blast furnace and coke batteries at Presidente Vargas Steel Mill.
(**)	Refer substantially to assets classified as vehicles and hardware.

(1)	Transfer to stock refers to the allocation of decommissioned or replaced vehicle assets. These assets are subsequently made available for sale by the companies Tora Seminovos Comércio de Veículos Ltda and Seminovos Lokamig Ltda, in line with the company's main commercial activities, which is the resale of used vehicles.

Schedule of average estimated useful lives

		Consolidated
	12/31/2025	12/31/2024
Buildings and Infrastructure	32	33
Machinery, equipment and facilities	17	17
Furniture and fixtures	10	10
Others	11	10

Schedule of the right of use

						Consolidated
	Ref.	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Others	Total
Balance at December 31, 2023		512,923	86,057	54,149	21,657	674,786
Cost		629,004	143,926	254,640	99,407	1,126,977
Accumulated depreciation		(116,081)	(57,869)	(200,491)	(77,750)	(452,191)
Balance at December 31, 2023		512,923	86,057	54,149	21,657	674,786
Effect of foreign exchange differences			9,939	2,209	2,479	14,627
Addition		4,272		6,549	3,296	14,117
Remeasurement		58,103	3,627	202,990	20,813	285,533
Depreciation		(38,290)	(16,511)	(150,430)	(26,163)	(231,394)
Write-offs				(855)		(855)
Balance at December 31, 2024		537,008	83,112	114,612	22,082	756,814
Cost		655,481	150,311	360,925	102,372	1,269,089
Accumulated depreciation		(118,473)	(67,199)	(246,313)	(80,290)	(512,275)
Balance at December 31, 2024		537,008	83,112	114,612	22,082	756,814
Effect of foreign exchange differences			(4,622)	758	(163)	(4,027)
Acquisition of stakes in subsidiaries	3	183,929				183,929
Addition		5,906	1,826	61,968	2,605	72,305
Remeasurement		63,305	1,715	138,824	40,699	244,543
Depreciation		(63,113)	(17,914)	(175,799)	(27,014)	(283,840)
Write-offs		(680)		(10,028)		(10,708)
Balance at December 31, 2025		726,355	64,117	130,335	38,209	959,016
Cost		996,234	143,181	431,606	140,143	1,711,164
Accumulated depreciation		(269,879)	(79,064)	(301,271)	(101,934)	(752,148)
Balance at December 31, 2025		726,355	64,117	130,335	38,209	959,016